Related party transactions - Financing (Details) - EUR (€) € in Thousands			9 Months Ended	12 Months Ended
	Nov. 28, 2013	Aug. 19, 2009	Sep. 30, 2019	Dec. 31, 2018
Fresenius SE
Transactions
Proceeds from short-term debt from related parties			€ 354,900	€ 185,900
Interest rate on borrowings (as a percent)			0.93%	0.825%
Fresenius SE | Short-term financing
Balances
Accounts receivable			€ 63,514	€ 80,228
Accounts payable			€ 45,612	32,454
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties		€ 1,500
Interest rate on borrowings (as a percent)		1.335%	0.93%
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties	€ 1,500
Interest rate on borrowings (as a percent)	1.875%		0.825%
Subsidiary of Fresenius SE | Bonds
Balances
Accounts payable			€ 1,000	€ 6,000
Coupon rate			5.25%	5.25%